Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Activities:
Net loss	$ (12,127,000)	$ (7,266,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Fair value of common shares issued for services and vested stock options	3,415,000	2,534,000
Financing costs	798,000	643,000
Amortization of debt discount	1,468,000	418,000
Change in fair value of derivative liability	1,167,000	(6,000)
Debt extinguishment costs, net	534,000	977,000
Depreciation and amortization	20,000	22,000
Conversion of Series A		217,000
Effect of changes in assets and liabilities:
Accounts payable, accrued expenses, and accrued interest	609,000	799,000
Other assets	2,000	7,000
Deferred revenue
Accounts receivable	(1,000)	8,000
Prepaid expenses	(42,000)	(30,000)
Net cash used in operating activities	(4,157,000)	(1,677,000)
Financing Activities:
Proceeds from sale of common stock	2,979,000	796,000
Proceeds from convertible note payable	1,772,000	813,000
Proceeds from exercise of put option	1,000,000	50,000
Proceeds from option exercise	34,000
Proceeds from warrant exercise	22,000
Proceeds from series A preferred stock		555,000
Payment of convertible notes payable	(845,000)
Deferred offering costs	(162,000)
Repurchase common stock	(20,000)
Redemption of series A preferred stock		(543,000)
Net cash provided by financing activities	4,780,000	1,671,000
Net change in cash	623,000	(6,000)
Cash - beginning of period	11,000	17,000
Cash - end of period	634,000	11,000
Supplemental disclosures of cash flow information:
Cash paid for interest	402,000	326,000
Cash paid for income taxes	1,000	2,000
Supplemental disclosure of non-cash investing and financing activities:
Conversion of note payable and accrued interest to common stock	3,066,000	56,000
Common stock issued to settle accrued officers salary	582,000
Fair value of derivative liability from issuance of convertible debt, inducement shares and warrant features	1,694,000	1,256,000
Fair value of warrants issued and beneficial conversion feature to extinguish debt		861,000
Fair value of common shares, warrants and beneficial conversion feature of issued convertible note		154,000
Common stock issued to settle accounts payable		182,000
Conversion of series A preferred stock		$ 304,000